Stock-Based Compensation - Schedule of Stock Based Compensation Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	$ 124,847	$ 96,013
Research and development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	81,015	68,281
General and administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	$ 43,832	$ 27,732